UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21484
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2009
DATE OF REPORTING PERIOD: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

Calamos Strategic Total Return Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (36.4%)
		Consumer Discretionary (7.2%)
4,920,000		Asbury Automotive Group, Inc. 8.000%, 03/15/14	$4,305,000
3,936,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	4,039,320
15,253,000		DISH Network Corp.µ 7.125%, 02/01/16	14,871,675
17,713,000		Expedia, Inc.~ 7.460%, 08/15/18	17,713,000
14,761,000		General Motors Corp.** 7.200%, 01/15/11	2,214,150
16,729,000		Hanesbrands, Inc.‡µ 4.593%, 12/15/14	14,219,650
4,133,000		Jarden Corp. 7.500%, 05/01/17	3,988,345
3,191,000		Kellwood Company 7.625%, 10/15/17	1,061,007
4,920,000		Liberty Media Corp. 8.250%, 02/01/30	3,567,000
6,396,000		Mandalay Resort Group 7.625%, 07/15/13	3,773,640
4,807,000		MGM Mirage 7.500%, 06/01/16	3,533,145
		Royal Caribbean Cruises, Ltd.
12,793,000		7.500%, 10/15/27µ	8,891,135
3,936,000		7.250%, 06/15/16~	3,266,880
8,857,000		Service Corp. International 6.750%, 04/01/16	8,325,580
2,460,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	2,979,248

			96,748,775

		Consumer Staples (4.0%)
11,563,000		Chiquita Brands International, Inc.µ 7.500%, 11/01/14	10,609,053
6,396,000		Del Monte Foods Company 8.625%, 12/15/12	6,555,900
10,825,000		NBTY, Inc.µ 7.125%, 10/01/15	10,446,125
		Pilgrim’s Pride Corp.**
11,809,000		8.375%, 05/01/17	9,860,515
5,904,000		7.625%, 05/01/15	5,475,960
14,761,000		Smithfield Foods, Inc.µ 7.750%, 07/01/17	11,144,555

			54,092,108

		Energy (4.8%)
		Chesapeake Energy Corp.
6,888,000		6.875%, 01/15/16	6,509,160
3,936,000		7.500%, 06/15/14	3,906,480
1,968,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	1,918,800
2,952,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	2,774,880
		Mariner Energy, Inc.
6,888,000		8.000%, 05/15/17	6,027,000
2,952,000		11.750%, 06/30/16	3,099,600
4,920,000		Petrohawk Energy Corp. 7.125%, 04/01/12	4,858,500
2,952,000		Pride International, Inc. 8.500%, 06/15/19	3,173,400
4,920,000		Superior Energy Services, Inc. 6.875%, 06/01/14	4,674,000
1,968,000		Valero Energy Corp.~ 7.500%, 06/15/15	2,020,772
6,377,000		Whiting Petroleum Corp. 7.250%, 05/01/12	6,440,770
19,681,000		Williams Companies, Inc. 7.750%, 06/15/31	20,028,960

			65,432,322

		Financials (6.7%)
42,315,000		Ford Motor Credit Company, LLCµ 9.875%, 08/10/11	41,946,563
		Leucadia National Corp.
16,375,000		8.125%, 09/15/15~	15,842,813
10,825,000		7.000%, 08/15/13µ	10,419,062
17,713,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	12,664,795
10,333,000		Senior Housing Properties Trust~ 8.625%, 01/15/12	10,333,000

			91,206,233

		Health Care (0.9%)
2,214,000		Bio-Rad Laboratories, Inc.~ 7.500%, 08/15/13	2,258,280
10,825,000		Psychiatric Solutions, Inc.µ 7.750%, 07/15/15	10,310,812

			12,569,092

		Industrials (2.0%)
2,952,000		BE Aerospace, Inc.~ 8.500%, 07/01/18	2,944,620
2,214,000		Belden, Inc. 7.000%, 03/15/17	1,959,390
4,920,000		Gardner Denver, Inc. 8.000%, 05/01/13	4,489,500
4,458,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	3,767,010
3,405,000		SPX Corp. 7.625%, 12/15/14	3,405,000
1,968,000		Terex Corp. 8.000%, 11/15/17	1,638,360
5,658,000		Trinity Industries, Inc. 6.500%, 03/15/14	5,120,490

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

4,920,000	Wesco Distribution, Inc. 7.500%, 10/15/17	$3,960,600

		27,284,970

	Information Technology (3.6%)
12,077,000	Advanced Micro Devices, Inc. 7.750%, 11/01/12	9,450,252
	Amkor Technology, Inc.
15,745,000	9.250%, 06/01/16µ	16,138,625
1,122,000	7.750%, 05/15/13	1,093,950
6,396,000	Freescale Semiconductor, Inc. 8.875%, 12/15/14	4,317,300
3,936,000	Jabil Circuit, Inc. 8.250%, 03/15/18	3,876,960
7,164,000	Lender Processing Services, Inc. 8.125%, 07/01/16	7,271,460
1,968,000	Lexmark International, Inc.~ 6.650%, 06/01/18	1,810,590
4,822,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	4,942,550

		48,901,687

	Materials (2.5%)
1,968,000	Allegheny Technologies, Inc. 9.375%, 06/01/19	2,159,839
2,952,000	Century Aluminum Company 7.500%, 08/15/14	2,162,340
2,660,000	Nalco Holding Company* 8.250%, 05/15/17	2,779,700
2,952,000	P.H. Glatfelter Company 7.125%, 05/01/16	2,760,120
2,992,000	Silgan Holdings, Inc.* 7.250%, 08/15/16	3,006,960
	Union Carbide Corp.~
10,775,000	7.875%, 04/01/23	8,268,250
8,512,000	7.500%, 06/01/25	6,340,546
7,233,000	Westlake Chemical Corp. 6.625%, 01/15/16	6,690,525

		34,168,280

	Telecommunication Services (3.9%)
17,418,000	Frontier Communications Corp.µ 9.000%, 08/15/31	16,111,650
17,713,000	Leap Wireless International, Inc.µ 9.375%, 11/01/14	18,067,260
14,298,000	Qwest Communications International, Inc.µ 7.750%, 02/15/31	11,080,950
4,920,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	4,501,800
2,952,000	Windstream Corp. 8.625%, 08/01/16	3,011,040

		52,772,700

	Utilities (0.8%)
13,777,000	Energy Future Holdings Corp. 10.250%, 11/01/15	10,883,830

	TOTAL CORPORATE BONDS (Cost $564,423,940)	494,059,997

CONVERTIBLE BONDS (15.2%)
	Consumer Discretionary (5.2%)
40,000,000	Ford Motor Companyµ 4.250%, 12/15/36	43,050,000
7,000,000	General Motors Corp. - Class C** 6.250% 07/15/33	857,500
12,000,000	Interpublic Group of Companies, Inc.µ 4.750%, 03/15/23	10,845,000
15,000,000	Liberty Media Corp. (Time Warner, Inc., Time Warner Cable)µΔ 3.125%, 03/30/23	13,181,250
5,680,000	Liberty Media Corp. (Viacom and CBS Corp. - Class B)Δ 3.250%, 03/15/31	2,385,600

		70,319,350

	Energy (0.5%)
8,290,000	St. Mary Land & Exploration Company 3.500%, 04/01/27	7,347,013

	Financials (1.2%)
14,000,000	Affiliated Managers Group, Inc.*~ 3.950%, 08/15/38	12,530,000
3,970,000	Health Care REIT, Inc.~ 4.750%, 07/15/27	4,094,062

		16,624,062

	Industrials (2.7%)
25,597,000	L-3 Communications Holdings, Inc.µ 3.000%, 08/01/35	25,788,977
18,000,000	Trinity Industries, Inc. 3.875%, 06/01/36	10,777,500

		36,566,477

	Information Technology (5.4%)
16,000,000	Euronet Worldwide, Inc.µ 3.500%, 10/15/25	14,520,000
31,500,000	Intel Corp.~ 2.950%, 12/15/35	27,641,250
33,900,000	Linear Technology Corp.µ 3.000%, 05/01/27	31,188,000

		73,349,250

	Materials (0.2%)
2,000,000	Newmont Mining Corp.µ 3.000%, 02/15/12	2,322,500

	TOTAL CONVERTIBLE BONDS (Cost $247,554,191)	206,528,652

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (0.6%)
Corporate Bonds (0.6%)
		Consumer Discretionary (0.1%)
80,000		Asbury Automotive Group, Inc. 8.000%, 03/15/14	$70,000
64,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	65,680
247,000		DISH Network Corp.µ 7.125%, 02/01/16	240,825
287,000		Expedia, Inc.~ 7.460%, 08/15/18	287,000
239,000		General Motors Corp.** 7.200%, 01/15/11	35,850
271,000		Hanesbrands, Inc.‡µ 4.593%, 12/15/14	230,350
67,000		Jarden Corp. 7.500%, 05/01/17	64,655
52,000		Kellwood Company 7.625%, 10/15/17	17,290
80,000		Liberty Media Corp. 8.250%, 02/01/30	58,000
104,000		Mandalay Resort Group 7.625%, 07/15/13	61,360
78,000		MGM Mirage 7.500%, 06/01/16	57,330
		Royal Caribbean Cruises, Ltd.
207,000		7.500%, 10/15/27µ	143,865
64,000		7.250%, 06/15/16~	53,120
143,000		Service Corp. International 6.750%, 04/01/16	134,420
40,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	48,443

			1,568,188

		Consumer Staples (0.1%)
187,000		Chiquita Brands International, Inc.µ 7.500%, 11/01/14	171,572
104,000		Del Monte Foods Company 8.625%, 12/15/12	106,600
175,000		NBTY, Inc.µ 7.125%, 10/01/15	168,875
		Pilgrim’s Pride Corp.**
191,000		8.375%, 05/01/17	159,485
96,000		7.625%, 05/01/15	89,040
239,000		Smithfield Foods, Inc.µ 7.750%, 07/01/17	180,445

			876,017

		Energy (0.1%)
		Chesapeake Energy Corp.
112,000		6.875%, 01/15/16	105,840
64,000		7.500%, 06/15/14	63,520
32,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	31,200
48,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	45,120
		Mariner Energy, Inc.
112,000		8.000%, 05/15/17	98,000
48,000		11.750%, 06/30/16	50,400
80,000		Petrohawk Energy Corp. 7.125%, 04/01/12	79,000
48,000		Pride International, Inc. 8.500%, 06/15/19	51,600
80,000		Superior Energy Services, Inc. 6.875%, 06/01/14	76,000
32,000		Valero Energy Corp.~ 7.500%, 06/15/15	32,858
103,000		Whiting Petroleum Corp. 7.250%, 05/01/12	104,030
319,000		Williams Companies, Inc. 7.750%, 06/15/31	324,640

			1,062,208

		Financials (0.1%)
685,000		Ford Motor Credit Company, LLCµ 9.875%, 08/10/11	679,036
		Leucadia National Corp.
265,000		8.125%, 09/15/15~	256,387
175,000		7.000%, 08/15/13µ	168,438
287,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	205,205
167,000		Senior Housing Properties Trust~ 8.625%, 01/15/12	167,000

			1,476,066

		Health Care (0.0%)
36,000		Bio-Rad Laboratories, Inc.~ 7.500%, 08/15/13	36,720
175,000		Psychiatric Solutions, Inc.µ 7.750%, 07/15/15	166,688

			203,408

		Industrials (0.0%)
48,000		BE Aerospace, Inc.~ 8.500%, 07/01/18	47,880
36,000		Belden, Inc. 7.000%, 03/15/17	31,860
80,000		Gardner Denver, Inc. 8.000%, 05/01/13	73,000
72,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	60,840
55,000		SPX Corp. 7.625%, 12/15/14	55,000
32,000		Terex Corp. 8.000%, 11/15/17	26,640
92,000		Trinity Industries, Inc. 6.500%, 03/15/14	83,260

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

80,000	Wesco Distribution, Inc. 7.500%, 10/15/17	$64,400

		442,880

	Information Technology (0.1%)
196,000	Advanced Micro Devices, Inc. 7.750%, 11/01/12	153,370
	Amkor Technology, Inc.
255,000	9.250%, 06/01/16µ	261,375
18,000	7.750%, 05/15/13	17,550
104,000	Freescale Semiconductor, Inc. 8.875%, 12/15/14	70,200
64,000	Jabil Circuit, Inc. 8.250%, 03/15/18	63,040
116,000	Lender Processing Services, Inc. 8.125%, 07/01/16	117,740
32,000	Lexmark International, Inc.~ 6.650%, 06/01/18	29,440
78,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	79,950

		792,665

	Materials (0.0%)
32,000	Allegheny Technologies, Inc. 9.375%, 06/01/19	35,119
48,000	Century Aluminum Company 7.500%, 08/15/14	35,160
43,000	Nalco Holding Company* 8.250%, 05/15/17	44,935
48,000	P.H. Glatfelter Company 7.125%, 05/01/16	44,880
48,000	Silgan Holdings, Inc.* 7.250%, 08/15/16	48,240
	Union Carbide Corp.~
175,000	7.875%, 04/01/23	134,287
138,000	7.500%, 06/01/25	102,796
117,000	Westlake Chemical Corp. 6.625%, 01/15/16	108,225

		553,642

	Telecommunication Services (0.1%)
282,000	Frontier Communications Corp.µ 9.000%, 08/15/31	260,850
287,000	Leap Wireless International, Inc.µ 9.375%, 11/01/14	292,740
232,000	Qwest Communications International, Inc.µ 7.750%, 02/15/31	179,800
80,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	73,200
48,000	Windstream Corp. 8.625%, 08/01/16	48,960

		855,550

	Utilities (0.0%)
223,000	Energy Future Holdings Corp. 10.250%, 11/01/15	176,170

	TOTAL CORPORATE BONDS	8,006,794

NUMBER OF
CONTRACTS		VALUE

Purchased Options (0.0%)#
	Consumer Discretionary (0.0%)
	Nike, Inc. - Class B
1,470	Call, 01/16/10, Strike $60.00	463,050
1,350	Call, 01/16/10, Strike $70.00	108,000

		571,050

	Consumer Staples (0.0%)
2,400	Walgreen Company Call, 01/16/10, Strike $32.50	348,000

	Energy (0.0%)
500	Transocean, Ltd. Call, 01/16/10, Strike $160.00	1,250

	Health Care (0.0%)
1,580	Gilead Sciences, Inc. Call, 01/16/10, Strike $55.00	252,800

	Information Technology (0.0%)
190	Apple, Inc. Call, 01/16/10, Strike $170.00	238,925

	TOTAL PURCHASED OPTIONS	1,412,025

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $17,584,126)	9,418,819

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (13.8%)
	Consumer Discretionary (1.1%)
20,000	Stanley Works‡µ 5.125%	14,430,000

	Consumer Staples (2.3%)
470,000	Archer Daniels Midland Companyµ 6.250%	18,541,500
18,000	Bunge, Ltd. 5.125%	12,307,500

		30,849,000

	Financials (3.4%)
425,000	American International Group, Inc. 8.500%	3,400,000
43,000	Bank of America Corp.µ 7.250%	36,120,000
14,000	SLM Corp. 7.250%	7,070,000

		46,590,000

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Health Care (3.4%)
195,000		Schering-Plough Corp. 6.000%	$45,481,800

		Materials (3.6%)
390,000		Freeport-McMoRan Copper & Gold, Inc.µ 6.750%	35,973,600
2,000	CHF	Givaudan, SA 5.375%	12,480,711

			48,454,311

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $272,994,470)	185,805,111

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (3.1%)*
		Energy (2.5%)
237,000		Barclays Capital, Inc. (Noble Corp.) 12.000% 01/29/10	8,584,140
213,000		BNP Paribas (ENSCO International, Inc.)µ 12.000% 01/29/10	8,358,120
285,000		Goldman Sachs Group, Inc. (Cameron International Corp.) 12.000% 02/16/10	8,846,400
356,000		Goldman Sachs Group, Inc.(Halliburton Company) 12.000% 12/23/09	8,020,680

			33,809,340

		Health Care (0.6%)
245,000		Deutsche Bank, AG (Medtronic, Inc.) 11.000% 05/27/10	8,513,750

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $42,459,000)	42,323,090

PRINCIPAL
AMOUNT			VALUE

U.S. GOVERNMENT SECURITY (0.2%)
3,200,000		United States Treasury Noteµ 3.125%, 11/30/09 (Cost $3,230,894)	3,230,627

NUMBER OF
SHARES			VALUE

COMMON STOCKS (71.0%)
		Consumer Discretionary (5.2%)
102,527		Amazon.com, Inc.#µ	8,792,716
800,000		Carnival Corp.µ	22,392,000
300,000		CBS Corp.µ	2,457,000
400,000		Harley-Davidson, Inc.µ	9,040,000
1,086,217		Walt Disney Companyµ	27,285,771

			69,967,487

		Consumer Staples (6.6%)
1,275,000		Coca-Cola Companyµ	63,546,000
250,000		Kimberly-Clark Corp.µ	14,612,500
450,000		Sysco Corp.µ	10,692,000

			88,850,500

		Energy (13.0%)
700,000		BP, PLCµ	35,028,000
665,000		Chevron Corp.µ	46,197,550
6,500,000	HKD	CNOOC, Ltd.	8,648,414
775,000		ConocoPhillipsµ	33,875,250
100,000		Diamond Offshore Drilling, Inc.	8,987,000
575,000		Marathon Oil Corp.µ	18,543,750
400,000	BRL	Petróleo Brasileiro, SA	8,264,773
50,000	EUR	Technip, SA	3,026,993
150,000	EUR	TOTAL, SA	8,319,101
125,000	AUD	Woodside Petroleum, Ltd.	4,790,887

			175,681,718

		Financials (6.7%)
500,000		Bank of America Corp.µ	7,395,000
8,826,907		Citigroup, Inc.µ	27,981,295
1,050,000		JPMorgan Chase & Companyµ	40,582,500
158,074		Lincoln National Corp.µ	3,349,588
271,950		MetLife, Inc.µ	9,232,703
71,676		Wells Fargo & Companyµ	1,753,195

			90,294,281

		Health Care (15.0%)
1,375,000		Bristol-Myers Squibb Companyµ	29,892,500
300,000		Eli Lilly and Companyµ	10,467,000
945,000		Johnson & Johnsonµ	57,541,050
1,755,000		Merck & Company, Inc.µ	52,667,550
3,300,000		Pfizer, Inc.µ	52,569,000

			203,137,100

		Industrials (8.9%)
312,192		Avery Dennison Corp.µ	8,344,892
680,000		Boeing Companyµ	29,178,800
3,135,000		General Electric Companyµ	42,009,000
480,000		Honeywell International, Inc.µ	16,656,000
450,000		Masco Corp.µ	6,268,500
335,000		United Technologies Corp.µ	18,247,450

			120,704,642

		Information Technology (10.3%)
600,000		eBay, Inc.#µ	12,750,000
1,787,000		Intel Corp.µ	34,399,750
1,625,000		Microsoft Corp.µ	38,220,000
300,000		Nintendo Company, Ltd.µ	10,080,630

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

2,200,000		Nokia Corp.µ	$29,348,000
325,000		QUALCOMM, Inc.µ	15,018,250

			139,816,630

		Materials (0.6%)
400,000		Dow Chemical Companyµ	8,468,000

		Telecommunication Services (4.7%)
1,225,000		AT&T Inc.µ	32,131,750
450,000	EUR	France Telecom, SA	11,224,321
639,000		Verizon Communications, Inc.µ	20,492,730

			63,848,801

		TOTAL COMMON STOCKS (Cost $1,388,572,731)	960,769,159

SHORT-TERM INVESTMENT (0.8%)
10,507,686		Fidelity Prime Money Market Fund - Institutional Class (Cost $10,507,686)	10,507,686

TOTAL INVESTMENTS (141.1%) (Cost $2,547,327,038)			1,912,643,141

LIABILITIES, LESS OTHER ASSETS (-41.1%)			(556,781,136)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$1,355,862,005

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-2.6%)#
		Financials (-2.6%)
2,000		MetLife, Inc. Call, 09/19/09, Strike $25.00	(1,840,000)
		SPDR Trust Series 1
11,600		Call, 09/19/09, Strike $95.00	(6,583,000)
8,700		Call, 12/19/09, Strike $98.00	(5,459,250)
5,850		Call, 09/19/09, Strike $90.00	(5,616,000)
5,850		Call, 09/19/09, Strike $89.00	(6,127,875)
4,500		Call, 12/19/09, Strike $97.00	(3,071,250)
4,250		Call, 12/19/09, Strike $96.00	(3,155,625)
3,500		Call, 12/19/09, Strike $101.00	(1,653,750)
2,500		Call, 09/19/09, Strike $94.00	(1,593,750)

		TOTAL WRITTEN OPTIONS (Cost $21,505,674)	(35,100,500)

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for loans aggregating a total value of $1,352,310,591. $343,209,154 of the collateral has been re-registered by the counterparty.
~	Security, or portion of security, is held in a segregated account as collateral for written options and swaps aggregating a total value of $121,242,808.
**	Security is in default. Pilgrim’s Pride Corp filed for bankruptcy protection on December 1, 2008.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2009.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $42,323,090 or 3.1% of net assets.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas SA	3.355% quarterly	3 month LIBOR	6/9/2014	$60,000,000	$(1,680,546)

BNP Paribas SA	2.020% quarterly	3 month LIBOR	3/9/2012	60,000,000	(383,590)

BNP Paribas SA	2.535% quarterly	3 month LIBOR	3/9/2014	90,000,000	595,647

BNP Paribas SA	2.470% quarterly	3 month LIBOR	6/11/2012	40,000,000	(637,226)

BNP Paribas SA	2.135% quarterly	3 month LIBOR	7/3/2012	52,000,000	(221,575)

BNP Paribas SA	2.970% quarterly	3 month LIBOR	7/3/2014	75,000,000	(555,130)

					$(2,882,420)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26,2004.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests primarily in common and preferred stocks and income producing securities such as investment grade and below grade debt securities.

Fund Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a most recent last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2009.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward currency contracts at July 31, 2009.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows:

Cost basis of investments	$2,634,331,014

Gross unrealized appreciation	24,337,869
Gross unrealized depreciation	(746,025,742)

Net unrealized appreciation (depreciation)	$(721,687,873)

NOTE 3 – BORROWINGS

The Fund has entered into a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) that allows the Fund to borrow up to an initial limit of $1,080,000,000. Borrowings under the Agreement are secured by assets of the Fund. Interest is charged at a quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. The Fund also paid a one time Arrangement fee of .25% of the total borrowing limit. For the period ended July 31, 2009, the average borrowings under the Agreement and the average interest rate were $367,961,538 and 2.16%, respectively. As of July 31, 2009, the amount of such outstanding borrowings is $539,000,000. The interest rate applicable to the borrowings on July 31, 2009 was 1.43%.

BNP Paribas Prime Brokerage, Inc (“BNP”) has the ability to reregister the collateral in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral (“Hypothecated Securities”) with all attendant rights of ownership. The Fund can recall any Hypothecated Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the fund no later than three business days after such request. If the Fund recalls a Hypothecated Security in connection with a sales transaction and BNP fails to return the Hypothecated Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Hypothecated Securities or equivalent securities to the executing broker for the sales transaction and for any buy-in costs that the executing broker may impose with respect to the failure to deliver. In such instance, the

Fund shall also have the right to apply and set off an amount equal to one hundred percent (100%) of the then-current fair market value of such hypothecated securities against any amounts owed to BNP under the Committed Facility Agreement.

NOTE 4 – INTEREST RATE SWAPS

The Fund may engage in interest rate swaps primarily to manage duration and yield curve risk, or as alternatives to direct investments. An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, the Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

NOTE 5 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 6 – SYNTHETIC CONVERTIBLE INSTRUMENTS

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 7 – VALUATIONS

Effective November 1, 2008, the Fund has adopted the provisions of the Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 holdings use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 holdings reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 holdings are valued using unobservable inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Value of	Other
	Investment	Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices
Common Stocks	$924,759,443	$—
Convertible Preferred Stocks	139,516,900	—
Synthetic Convertible Securities (Purchased Options)	1,412,025	—
U.S. Government and Agency Securities	3,230,627	—
Written Options	—	(35,100,500)
Short Term Investments	10,507,686	—
Level 2 – Other significant observable inputs
Common Stocks	36,009,716	—
Convertible Bonds	206,528,652	—
Corporate Bonds	494,059,997
Convertible Preferred Stocks	46,288,211	—
Synthetic Convertible Securities (Corporate Bonds)	8,006,794	—
Structured Equity-Linked Securities	42,323,090	—
Interest Rate Swaps	—	(2,882,420)

Total	$1,912,643,141	$(37,982,920)

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2009

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2009